Summary of Significant Accounting Policies, Property and Equipment, Estimated Useful Life (FY) (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment and software
Property, Plant and Equipment, Net
Estimated useful life	3 years
Furniture and fixtures
Property, Plant and Equipment, Net
Estimated useful life	5 years